Consolidated Balance Sheets (Parentheticals) - USD ($)	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Statement of Financial Position [Abstract]
Accumulated depreciation on equipment (in dollars)	$ 344	$ 282
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	14,230,020	14,002,293	11,327,302
Common stock, shares outstanding	14,230,020	14,002,293	11,327,302